Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Finance Expense

	Year ended December 31,
	2024	2023
Interest on loans and borrowings(1)	$—	$11,299
Accretion of deferred revenue	2,501	3,032
Accretion of provision for rehabilitation and closure costs	2,339	2,703
Interest on lease liabilities	1,814	1,477
Other finance expenses(2)	10,435	7,311
	$17,089	$25,822
(1)    During the year ended December 31, 2024, the Company capitalized $36.5 million (year ended 2023 - $17.0 million) of borrowing costs to projects in progress.
(2) Other finance expenses during the year ended December 31, 2024 included $8.0 million (year ended 2023 - $4.1 million provision) credit loss provision on certain accounts receivable (see Note 23).